Deferred Tax Assets and Liabilities - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 7,517	£ (344)
Exchange adjustments	(191)	34
Credit (charge) to profit and loss	1,407	3,750
Credit to equity	1,015	4,077
Acquisition	(2,269)
Ending balance	7,479	7,517
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(130)	(87)
Exchange adjustments	0	0
Credit (charge) to profit and loss	85	(43)
Credit to equity	0	0
Acquisition	0
Ending balance	(45)	(130)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	867	62
Exchange adjustments	0	0
Credit (charge) to profit and loss	32	805
Credit to equity	0	0
Acquisition	0
Ending balance	899	867
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	6,854	1,670
Exchange adjustments	0	0
Credit (charge) to profit and loss	1,016	1,107
Credit to equity	1,015	4,077
Acquisition	0
Ending balance	8,885	6,854
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(440)	(2,089)
Exchange adjustments	(167)	39
Credit (charge) to profit and loss	344	1,610
Credit to equity	0	0
Acquisition	(2,657)
Ending balance	(2,920)	(440)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	366	100
Exchange adjustments	(24)	(5)
Credit (charge) to profit and loss	(70)	271
Credit to equity	0	0
Acquisition	388
Ending balance	£ 660	£ 366